Intangible Assets and Goodwill - Summary of detailed information about intangible assets and goodwill (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	$ 2,275.1	$ 2,507.3	$ 2,606.4
Goodwill
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	804.1	1,046.4	1,053.9
Customer relationships
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	848.2	860.6	926.2
Developed technology
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	432.8	445.4	486.2
Trade name
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	68.2	68.5	73.3
Other intangible assets
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	20.2	14.2	24.3
Intangible assets under development
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	101.7	72.1	$ 42.5
Gross carrying amount
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	3,012.2	2,812.0
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	1,104.2	1,046.4
Gross carrying amount | Customer relationships
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	1,095.5	1,034.5
Gross carrying amount | Developed technology
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	585.2	552.6
Gross carrying amount | Trade name
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	85.3	80.6
Gross carrying amount | Other intangible assets
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	32.5	21.3
Gross carrying amount | Intangible assets under development
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	109.5	76.6
Amortization & Impairment
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	(737.1)	(304.8)
Amortization & Impairment | Goodwill
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	(300.1)
Amortization & Impairment | Customer relationships
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	(247.4)	(173.9)
Amortization & Impairment | Developed technology
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	(152.4)	(107.2)
Amortization & Impairment | Trade name
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	(17.1)	(12.1)
Amortization & Impairment | Other intangible assets
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	(12.4)	(7.1)
Amortization & Impairment | Intangible assets under development
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	$ (7.8)	$ (4.5)